Assets held for sale - Schedule of Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets held for sale, current	$ 166,513	$ 187,308
Total assets held for sale, noncurrent	3,529,123	3,999,657
Total liabilities associated with assets held for sale, current	152,961	119,460
Total liabilities associated with assets held for sale, noncurrent	1,574,334	1,254,315
Renewable Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	56,673	31,091
Trade and other receivables, net	85,386	122,754
Supplies and consumables inventory	4,201	4,726
Prepaid expenses	8,622	16,140
Derivatives instruments	4,310	5,336
Other assets	7,321	7,261
Total assets held for sale, current	166,513	187,308
Property, plant and equipment, net	3,219,776	3,390,677
Intangible assets, net	15,644	21,474
Long-term investment carried at fair value	0	88,676
Other long-term investments	277,634	474,211
Derivative instruments	3,611	3,122
Deferred income taxes	0	6,907
Other assets	12,458	14,590
Total assets held for sale, noncurrent	3,529,123	3,999,657
Total assets held for sale	3,695,636	4,186,965
Accounts payable	23,048	30,005
Accrued liabilities	106,733	74,181
Other long-term liabilities	756	1,068
Derivative instruments	22,424	14,206
Total liabilities associated with assets held for sale, current	152,961	119,460
Long term debt	1,348,727	1,015,875
Deferred income taxes	0	12,638
Derivative instruments	98,513	69,990
Pension and other post-employment benefits obligation	228	157
Other long-term liabilities	126,866	155,655
Total liabilities associated with assets held for sale, noncurrent	1,574,334	1,254,315
Total liabilities associated with assets held for sale	$ 1,727,295	$ 1,373,775